Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
The following tables present changes in property, plant and equipment including the right of use of assets (or “ROU”) as of
December 31, 2022, 2023 and 2024:

(amounts in thousands of euros)	BUILDINGS	EQUIPMENT	FURNITURE AND COMPUTER EQUIPMENT	TOTAL	OF WHICH ROU
GROSS VALUES

AS OF JANUARY 1, 2022	593	402	235	1,230	682
Acquisition	1,618	39	111	1,768	1,472
Disposal	(593)	(3)	(1)	(597)	(593)
AS OF DECEMBER 31, 2022	1,618	436	346	2,400	1,561
Acquisition	350	103	161	614	350
Disposal	(622)	(27)	—	(649)	(649)
AS OF DECEMBER 31, 2023	1,346	513	507	2,366	1,262
Acquisition	2,578	—	292	2,870	2,217
Disposal	(1,110)	—	(119)	(1,229)	(975)
Effect of the change in foreign currency exchange rates	4	—	17	22	22
AS OF DECEMBER 31, 2024	2,818	513	698	4,029	2,504

(amounts in thousands of euros)	BUILDINGS	EQUIPMENT	FURNITURE AND COMPUTER EQUIPMENT	TOTAL	OF WHICH ROU
DEPRECIATION

AS OF JANUARY 1, 2022	(445)	(346)	(134)	(925)	(470)
Increase	(407)	(35)	(38)	(481)	(414)
Disposal	593	3	1	597	593
AS OF DECEMBER 31, 2022	(259)	(378)	(171)	(808)	(290)
Increase	(578)	(36)	(94)	(707)	(498)
Disposal	—	27	—	27	27
AS OF DECEMBER 31, 2023	(837)	(387)	(265)	(1,488)	(761)
Increase	(886)	(32)	(171)	(1,089)	(788)
Disposal	1,111	—	104	1,215	975
Effect of the change in foreign currency exhange rates	(1)	—	—	(1)	(1)
AS OF DECEMBER 31, 2024	(613)	(419)	(332)	(1,363)	(575)

(amounts in thousands of euros)	BUILDINGS	EQUIPMENT	FURNITURE AND COMPUTER EQUIPMENT	TOTAL	OF WHICH ROU
NET BOOK VALUES
AS OF JANUARY 1, 2022	148	56	101	305	212
AS OF DECEMBER 31, 2022	1,359	59	175	1,592	1,270
AS OF DECEMBER 31, 2023	501	126	250	878	501
AS OF DECEMBER 31, 2024	2,205	94	366	2,666	1,929
Right of use assets relate to buildings, vehicles and furniture. The net book value of right of use assets related to buildings amounted to
€1,224 thousand, €453 thousand and €1,846 thousand as of December 31, 2022, 2023 and 2024 respectively.
Acquisitions over the year ended December 31, 2022 mainly include the right of use asset related to the new headquarters entered into in July 2022 (see Note 15.8), as well as office fittings and IT equipment. Disposals over the period mainly include the right of use assets related to the former headquarters.
Acquisitions over the year ended December 31, 2023 mainly include the right of use asset related to the new Boston offices entered into in November 2023. Decreases mainly include the remeasurement of the right of use asset related to the reassessment of the Paris
Headquarters lease term, for an amount of €622 thousand (see Note 15.8).
Acquisitions over the period ended December 31, 2024 mainly include the right of use assets related to the new Paris headquarters and
Montpellier offices entered into in May and April 2024 respectively, as well as the 1-year renewal of the Boston offices lease (see
Note 15.8).
Disposals mainly include the right of use asset related to the former Paris headquarters lease, which ended in June 2024.